Cover	Aug. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Entity Registrant Name	SANDRIDGE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33784
Entity Tax Identification Number	20-8084793
Entity Address, Address Line One	1 E. Sheridan Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	429-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001349436
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SD
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE